CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	$ 9,751	Rp 135,372	Rp 127,855	Rp 125,111
Cash receipts from tax refund	104	1,446	2,578	585
Cash receipts from finance income	79	1,093	1,036	1,431
Cash payments for expenses	(3,422)	(47,499)	(54,099)	(49,604)
Cash payments to employees	(819)	(11,370)	(12,657)	(11,739)
Cash payments for corporate and final income taxes	(745)	(10,348)	(10,375)	(11,846)
Cash payments for finance costs	(314)	(4,358)	(3,735)	(3,133)
Cash payments for short-term and low-value lease assets	(386)	(5,359)
Cash payments for value added taxes - net	(62)	(861)	(3,434)	(1,942)
Cash receipts from (payments for) others - net	61	850	(1,498)	542
Net cash provided by operating activities	4,247	58,966	45,671	49,405
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	108	1,496	629	1,367
(Placement in) proceeds from other current financial assets - net	83	1,147	171	(676)
Proceeds from divesment of subsidiary	28	395
Proceeds from insurance claims	14	197	153	155
Dividend received from associated company	1	11	9	28
Purchases of property and equipment	(2,543)	(35,302)	(31,562)	(32,294)
Purchases of intangible assets	(145)	(2,008)	(2,972)	(508)
Acquisition of businesses net of acquired cash	(84)	(1,166)	(420)	(243)
Additional contribution on long-term investments	(53)	(732)	(337)	(269)
Increase (decrease) in advance and other assets - net	6	87	(761)	(567)
Net cash used in investing activities	(2,585)	(35,875)	(35,090)	(33,007)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	1,911	26,524	35,364	12,169
Capital contribution from non-controlling interests of subsidiaries	4	59	34	50
Repayments of loans and other borrowings	(1,309)	(18,176)	(27,113)	(9,289)
Cash dividends paid to the Company’s stockholders	(1,169)	(16,229)	(16,609)	(11,627)
Cash dividends paid to non-controlling interests of subsidiaries	(693)	(9,618)	(10,134)	(12,355)
Payment of principal portion of lease liabilities	(340)	(4,735)
Net cash used in financing activities	(1,596)	(22,175)	(18,458)	(21,052)
NET INCREASE (DECREASE) OF CASH AND CASH EQUIVALENTS	66	916	(7,877)	(4,654)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(8)	(109)	171	32
ALLOWANCE FOR EXPECTED CREDIT LOSSES	0	(1)	(4)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,256	17,435	25,145	29,767
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,314	Rp 18,241	Rp 17,435	Rp 25,145